  As filed with the Securities and Exchange Commission on February 28, 1997


                                                               File No. 33-11740




                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]
     Pre-Effective Amendment No.   _____                                   [ ]
     Post-Effective Amendment No.  19                                      [X]


          and/or



REGISTRATION STATEMENT UNDER THE
     INVESTMENT COMPANY ACT OF 1940                                        [ ]
     Post-Effective Amendment No.   26                                     [X]



                        (Check appropriate box or boxes.)

                       THE CRABBE HUSON SPECIAL FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                          121 S.W. Morrison, Suite 1425
                             Portland, Oregon 97204
          (Address, including Zip Code, of Principal Executive Offices)

                                 (503) 295-0919
                                 1-800-541-9732
              (Registrant's Telephone Number, including Area Code)

                                Richard S. Huson
                          121 S.W. Morrison, Suite 1425
                             Portland, Oregon 97204
          (Name and Address, including Zip Code, of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effectiveness of the registration under the Securities Act of 1933

It is proposed that this filing will become effective (check appropriate box)


 X   immediately upon filing pursuant to paragraph (b)
----
     on (date) pursuant to paragraph (b)
----
     75 days after filing pursuant to paragraph (a)
----
     on (date) pursuant to paragraph (a) of Rule 485
----

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay the effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

Please forward copies of communications to:

                                Mark A. Wentzien
                              Davis Wright Tremaine
                           2300 First Interstate Tower
                             1300 S.W. Fifth Avenue
                             Portland, Oregon  97201


                           __________________________

An indefinite number of shares of Common Stock have been registered by the issuer pursuant to Rule 24f-2 of the Investment Company Act of 1940.

                       THE CRABBE HUSON SPECIAL FUND, INC.


            Cross-Reference Sheet Showing Location in Prospectus and
                     Statement of Additional Information of
             Information Required by Items of the Registration Form


Form N-1A Item Number and Caption                                     Location
---------------------------------                                     --------

PART A

1              Cover Page. . . . . . . . . . . . . . . . . . . . . . .Cover Page

2              Synopsis

2(a)           Shareholder Transaction Expenses. . . . . . . . . . .Expense Data

2(b)+(c)       Synopsis of Prospectus. . . . . . . . .Summary of Key Information

3              Condensed Financial Information

3(a)           Per Share Income & Capital Changes. . . . . . . . .Not Applicable

3(b)           Debt History. . . . . . . . . . . . . . . . . . . .Not Applicable

3(c)           Performance Data. . . . . . . . . .Performance Comparisons; Yield

4              General Description of Registrant

4(a)(i)        Organization. . . . . . . . . Investment Objectives and Policies;
                                                            Fundamental Policies

4(a)(ii)       Investment Objectives and Policies. . .Investment Objectives and
                                                  Policies; Fundamental Policies

4(b)           Other Investments . . . . . . . . . . . . . . . . .Not Applicable

4(c)           Risk Factors. . . . . . .Characteristics, Risks of Securities and
                                                           Investment Techniques

5              Management of the Fund

5(a)           Board of Directors. . . . . . . . . . . . Management of the Funds

5(b)(i)        Investment Advisor. . . . . . . . . . . . Management of the Funds

5(b)(ii)       Services of Investment Advisor. . . . . . Management of the Funds

Form N-1A Item Number and Caption                                     Location
---------------------------------                                     --------

5(b)(iii)      Compensation of Advisor . . . . . . . . . Management of the Funds

5(c)           Portfolio Manager(s). . . . . . . . . . . Management of the Funds

5(d)           Other Management Services . . . . . . . . . . . . .Not Applicable

5(e)           Transfer Agent, Dividend Paying Agent . . Management of the Funds

5(f)           Expenses. . . . . . . . . . . . . . . . . Management of the Funds

5(g)(i)        Brokerage Commissions . . . . . . . . . . Allocation of Brokerage

5(g)(ii)       Allocation of Brokerage . . . . . . . . . Allocation of Brokerage

5A             Management's Discussion of Fund Performance . . . .Not Applicable

6              Capital Stock and Other Securities

6(a)           Rights and Restrictions . . . . . . . . . . . . Capital Structure

6(b)           Control Persons . . . . . . . . . . . . . . . . . Control Persons

6(c)           Changes in Rights of Holders. . . . . . . . . . Capital Structure

6(d)           Other Classes of Securities . . . . . . . . . . . .Not Applicable

6(e)           Shareholder Inquiries . . . . . . . . . . . . .Investor Services;
                                Special Services - Crabbe Huson "Instant Access"

6(f)           Dividends and Distributions . . . . . . . . . . Capital Structure

6(g)           Taxes . . . . . . . . . . . . . . Dividends, Capital Gains, Taxes

7              Purchase of Securities Being Offered

7(a)           Underwriter . . . . . . . . . . . . . How to Purchase Your Shares

7(b)           Determination of Offering Price . . . . . . . . . Net Asset Value

7(c)           Special Plans . . . . . . . . . . . .How to Purchase Your Shares;
                                                              Investor Services;
                                                               Special Services;

Form N-1A Item Number and Caption                                     Location
---------------------------------                                     --------

7(d)           Minimum Investment. . . . . . Investor Services - Information You
                                    Need to Know to Purchase, Redeem or Exchange
                                                    Shares - Minimum Investments

7(e)           Trail Fee . . . . . . . . . . . . . . . . . . . . .Not Applicable

7(f)           12b-1 Fees. . .Statement of Additional Information - Distribution
                                                                            Plan

8              Redemption or Repurchase

8(a)           Redemption Procedures and Charges . . .How to Redeem Your Shares;
                                                    How to Exchange Your Shares;
                                Special Services - Crabbe Huson "Instant Access"

8(b)           Repurchase through Broker-Dealer. . . . How to Redeem Your Shares
                                                    How to Exchange Your Shares;
                                Special Services - Crabbe Huson "Instant Access"

8(c)           Involuntary Redemption  . . . . .Special Situations - Involuntary
                                                                     Redemptions


8(d)           Delay of Redemption . . . . . . . . . . How to Redeem Your Shares

9              Pending Legal Proceedings . . . . . . . . . . . . .Not Applicable

PART B

10             Cover Page. . . . . . . . . . . . . . . . . . . . . . .Cover Page

11             Table of Contents . . . . . . . . . . . . . . . Table of Contents

12             General Information and History . . . . . . . General Information

13             Investment Objectives and Policies. . . . Prospectus - Investment
                                                        Objectives and Policies;
                                                           Fundamental Policies;
                   Statement of Additional Information - Investment Restrictions

13(a)          Description . . .Prospectus - Investment Objectives and Policies;
                                                           Fundamental Policies;
                   Statement of Additional Information - Investment Restrictions

13(b)          Fundamental Policies. . . . . . . . . . .Investment Restrictions;
                                                   Loans of Portfolio Securities

Form N-1A Item Number and Caption                                     Location
---------------------------------                                     --------

13(c)          Significant Policies. . . . . .Prospectus - Investment Objectives
                                              and Policies; Fundamental Policies
13(d)          Portfolio Turnover. . Portfolio Transactions - Portfolio Turnover

14             Management of the Fund

14(a)          Directors and Officers. . . . . . . . . . . . . . . . .Management

14(b)          Positions with Affiliates . . . . . . . . . . . . . . .Management

14(c)          Compensation. . . . . . . . . . . . . . . . . . . . . .Management

15             Control Persons and Principal Holders of Securities

15(a)          Names and Addresses of Control Persons. . . . Control Persons and
                                                 Principal Holders of Securities

15(b)          Ownership of Fund . . . . . . . . . . . . . . Control Persons and
                                                 Principal Holders of Securities

15(c)          Stock Holdings of Officers and Directors  . . Control Persons and
                                                 Principal Holders of Securities

16             Investment Advisory and Other Services. . Prospectus - Management
                                                                   of the Funds;
                      Statement of Additional Information - Services Provided by
                                                                     the Advisor

16(a)(i)       Control Persons of the Advisor. . . . .Prospectus - Management of
                                                                      the Funds;
                      Statement of Additional Information - Services Provided by
                                                                     the Advisor

16(a)(ii)      Affiliates of Registrant and Advisor. .Prospectus - Management of
                                                                      the Funds;
                      Statement of Additional Information - Services Provided by
                                                                     the Advisor

16(a)(iii)     Advisory Fee. . . . . . . . Prospectus - Management of the Funds;
                      Statement of Additional Information - Services Provided by
                                                                     the Advisor

16(b)          Services of Advisor . . . . . . .Services Provided by the Advisor

16(c)          Fees and Expenses . . . . . . . .Services Provided by the Advisor

16(d)          Other Management-Related Contracts. . . . Administration Contract

16(e)          Other Persons Furnishing Advice for Compensation. .Not Applicable

Form N-1A Item Number and Caption                                     Location
---------------------------------                                     --------

16(f)          Expenses of Distribution of Shares
               Borne by Registrant . . . . . . Services Provided by the Advisor;
                                                               Distribution Plan

16(g)          Nonbank or Nontrust Custodial Services. . . . . . .Not Applicable

16(h)          Custodian; Independent Public Accountant;
               Transfer Agent. . . . . . . .Auditors; Custodian, Transfer Agent,
                                                 and Dividend - Disbursing Agent

17             Brokerage and other Allocations

17(a)          Effecting Transactions in Portfolio Securities. . . . . Portfolio
                                                                    Transactions

17(b)          Payments of Commissions to Affiliates . . . . . . .Not Applicable

17(c)          Selection of Brokers. . . . . . . . . . . .Portfolio Transactions

17(d)          Allocation. . . . . . . . . . . . . . . . . . . . .Not Applicable

17(e)          Acquisition of Broker's Securities. . . . . . . . .Not Applicable

18             Capital Stock and Other Securities

18(a)          Right of Each Class of Stock. . . . . . . . . General Information

18(b)          Securities Other than Capital Stock . . . . . . . .Not Applicable

18(f)          Exemption . . . . . . . . . . . . . . . . . . . . .Not Applicable

19             Purchase, Redemption and Pricing of Securities Being Offered

19(a)          Manner of Offering. . . . .Purchase and Redemption of Fund Shares

19(b)          Valuation of Securities and Assets. . . . . Pricing of Securities
                                                                   Being Offered

19(c)

20             Tax Status. . . . . .Prospectus - Dividends, Capital Gains, Taxes

21             Underwriters

Form N-1A Item Number and Caption                                     Location
---------------------------------                                     --------

21(a)(i)       Nature of Underwriting Obligation . .Prospectus - How to Purchase
                                                                     Your Shares

21(a)(ii)      Continuous Offering . . .Prospectus - How to Purchase Your Shares

21(a)(iii)     Prior Compensation of Underwriter . . . . . . . . .Not Applicable

21(b)          Compensation to Affiliated Underwriters . . . . . .Not Applicable

21(c)          Other Payments to Underwriters and Dealers. . . . .Not Applicable

22             Calculation of Performance Data

22(a)          Money Market Funds. . . . . . . . . . . . . . . . .Not Applicable

22(b)(i)       Total Return. . . . . . . . . . . . . . . . Yield and Performance

22(b)(ii)      Yield . . . . . . . . . . . . . . . . . . . Yield and performance

22(b)(iii)     Tax Equivalent Yield. . . . . . . . . . . . Yield and Performance

23             Financial Statements. . . . . . . . . . . . .Financial Statements

                                   PROSPECTUS

                      (THE CRABBE HUSON SPECIAL FUND, INC.)




          Registrant's Prospectus is incorporated by reference to the primary class prospectus that forms part of the registration statement on Form N-1A of Crabbe Huson Funds, filed on February 28, 1997.

                       STATEMENT OF ADDITIONAL INFORMATION

                      (THE CRABBE HUSON SPECIAL FUND, INC.)




          Registrant's Statement of Additional Information is incorporated by reference to the Statement of Additional Information that forms part of the registration statement on Form N-1A of Crabbe Huson Funds, filed on February 28, 1997.

                              ____________________

                                     PART C

                                OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Index to Financial Statement.


     The following financial information of the Registrant is included in Part A of the Registration statement filed for Crabbe Huson Funds on
     January __, 1997, and are incorporated herein by this reference (the Prospectus):
                                                                            Page
                                                                            ----
     Condensed Financial Information as of 10/31/96 (Financial Highlights)




     The following financial statements of the Registrant are included in Part B of the Registration Statement (the Statement of Additional Information) filed for Crabbe Huson Funds on February __, 1997, and are incorporated herein by this reference:

Audited Financial Statements as of 10/31/96
Schedule of Investments
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets for periods
     ended 10/31/95 and 10/31/96
Notes to Financial Statements
Independent Auditors' Report


     (b)  Exhibits:                     Sequentially Numbered
                                                Page
1    Registrant's Certificate of                ----
     Incorporation (incorporated)(1)

2    Bylaws (incorporated)(1)
     Amendment to Registrant's Bylaws (incorporated)(2)

3    Voting Trust Agreement (not applicable)

4    Specimen Stock Certificate (not applicable)

---------------

     (1) Included as an exhibit to Post-Effective Amendment No. 13 to the Registration Statement.

     (2) Included as an exhibit to Post-Effective Amendment No. 15 to the Registration Statement.

5    Investment Advisory Contract (incorporated)(3)

6(a) Distribution Agreement (incorporated)(1)


6(b) Form of Selected Dealer Agreement(4)

8    Form of Custodian Agreement(5)

9(a) Form of Transfer Agency and Service Agreement(5)

9(b) Form of Administration Agreement(5)

9(c) Unsecured Line of Credit(6)

10 Opinion and Consent of Tonkon, Torp, Galen, Marmaduke & Booth, Counsel to Registrant (incorporated)(7)


11   Consent of Accountants

12   Omitted Financial Statements (not applicable)


13 Written assurance from Registrant's initial shareholder that its purchase was made for investment purposes without any present intention of redeeming or reselling (incorporated)(7)


14   Retirement Plans (incorporated)(1)


15   Form of Distribution Plan(5)

16   Computation Schedule(8)

17   Rule 483 Financial Data Schedule

18   Exhibit 99.18(9)


---------------

     (3) Revised forms of this exhibit filed with Post-Effective Amendment No. 6 to the Registration Statement.


     (4) Included as an Exhibit to Post-Effective Amendment No. 17 to the Registration Statement.

     (5) Revised forms of this exhibit filed with Post-Effective No. 16 to the Registration Statement.

     (6) Included in the Registration Statement filed on February __, 1997 for Crabbe Huson Funds (File Nos. 33-64363 and 811-7427)

     (7) Included as an exhibit to Pre-Effective Amendment No. 1 to the registration statement.

     (8)  Information re calculation of performance data as required by item 22 is contained in the Fund's Statement of Additional
          Information.

    (9) Included as an exhibit to Post Effective Amendment No. 18 to the Registration Statement.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH  REGISTRANT

Registrant does not have any subsidiaries and does not control any other company or person.

Item 26.  NUMBER OF HOLDERS OF SECURITIES


On February 7, 1997, the outstanding shares of the Fund were held by 22,640 record holders.


Item 27.  INDEMNIFICATION

The Articles of Incorporation of the Registrant contain the following provisions:

"(a) Indemnification of Officers, Directors, Employees and Agents

The Corporation shall indemnify to the fullest extent provided in the Act, any director or officer who was or is a party or is threatened to be made a party to any proceeding by reason of or arising from the fact that he or she is or was a director or officer of the Corporation. The determination and authorization of indemnification shall be made as provided in the Act; provided, however, that this Article 11 does not protect any director or officer of the Corporation against any liability to the Corporation or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

"The Corporation shall pay for or reimburse the reasonable expenses incurred by a director or officer who is a party to a proceeding in advance of final disposition of the proceeding as provided in the Act.

"The indemnification referred to in this Article shall be deemed to be in addition to and not in lieu of any other rights to which those indemnified may be entitled under a statute, rule of law or equity, agreement, vote of the shareholder or board of directors or otherwise. The Corporation, its officers, directors, employees or agents shall be fully protected in taking any action or making any payment under this Article, or in refusing to do so upon the advice of counsel. In any case in which the Corporation shall be obligated by these Articles of Incorporation or otherwise to indemnify any person by reason of such person having, at the Corporation's request, served as director, officer, trustee or agent of any other enterprise or trust, in which a similar obligation shall fall upon the other enterprise or trust by reason of such conduct or omission, in such event, the obligation of the other enterprise or trust shall be primary and the Corporation's obligation shall be deemed excess."

"(b) INSURANCE OF OFFICERS, DIRECTORS, EMPLOYEES AND AGENTS The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in or arising out of his or her position. However, in no event will the Corporation purchase insurance to indemnify any such person for any Act for which the Corporation itself is not permitted to indemnify such person."

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision or otherwise, the Registrant has been advised that in the opinion of the Securities & Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant has made application for insurance to indemnify the directors and officers of the registrant against liabilities incurred as a result of serving in such capacity.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The business and other connections of the officers, directors of the Registrant's investment advisor, Crabbe Huson Group, Inc., are listed on the Form ADV of Crabbe Huson Group, Inc. as currently on file with the Commission (File No. 801-15154), the text of which is incorporated herein by reference.
The following sections of Form ADV are incorporated herein by reference: (a) Items 1 and 2 of Part 2, and (b) Section 6, Business Background of each Schedule D.

Item 29.  PRINCIPAL UNDERWRITER

     (a) Registrant's Distributor, Crabbe Huson Securities, Inc., also acts as exclusive distributor of The Crabbe Huson Asset Allocation Fund, Inc., The Oregon Municipal Bond Fund, Inc., The Crabbe Huson Equity Fund, Inc., The Crabbe Huson Real Estate Investment Fund, Inc., The Crabbe Huson U.S. Government Money Market Fund, Inc., The

          Crabbe Huson Income Fund, Inc., The Crabbe Huson U.S. Government Income Fund, Inc., Oregon corporations registered under the Securities Act of 1933 and the Investment Company Act of 1940, and Crabbe Huson Funds, a Delaware business trust registered under the Securities Act of 1933 and the Investment Company Act of 1940.

     b) The directors and officers of Crabbe Huson Securities, Inc., as of the date of this Registration Statement, are as follows:

          (1)                 (2)                           (3)
                                                            Positions and
Name and Principal       Position and Office with           Office with
Business Address         Crabbe Huson Securities, Inc.      Registrant
------------------       -----------------------------      -------------

Craig R. Stuvland        President and Director             Secretary and
121 SW Morrison                                             Director
Suite 1410
Portland, OR 97204

Cheryl Burgermeister     Vice President, Treasurer          Treasurer
121 SW Morrison          and Director
Suite 1410
Portland, OR 97204

Thomas Biesiadecki       Secretary                          None
121 SW Morrison
Suite 1410
Portland, OR 97204

Craig Kolzow             Vice President                     Asst. Treasurer
121 SW Morrison
Suite 1410
Portland, OR 97204

     (c)  Not applicable.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS


The accounts, books and other documents required to be maintained by the Fund pursuant to section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of the Fund at 121 SW Morrison, Suite 1415, Portland, Oregon 97204, and at the offices of the Custodian, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City,
Missouri 64105, at the offices of the Fund's legal counsel, 1300 S.W. 5th Avenue, Suite 2300, Portland, Oregon, 97201 and at the offices of State
Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, the Fund's transfer agent and dividend disbursing agent.

Item 31.  MANAGEMENT SERVICES

Not applicable.

Item 32.  UNDERTAKINGS

     (a)  Not applicable.
     (b)  Not applicable.
     (c) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                          SIGNATURES AND CERTIFICATION

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Portland, Oregon on February 27, 1997.


          The amendment filed hereunder is filed solely for one or more of the purposes specified in paragraph (b)(1) of Rule 485 of the Securities Act of 1933 and no material event requiring disclosure in the prospectus other than ones listed in paragraph (b)(1) of Rule 485 has occurred since the effective date of registrants most recent registration statement.

                              THE CRABBE HUSON SPECIAL FUND, INC.


                              By: /s/ Richard S. Huson
                                 --------------------------------
                                   Richard S. Huson, President

          We, the undersigned Directors and Officers of THE CRABBE HUSON SPECIAL FUND, INC., do hereby constitute and appoint Richard S. Huson our true and lawful attorney and agent, to do any and all acts and things in our name and behalf in our capacities as Directors and Officers, and to execute any and all instruments for us and in our name in the capacities indicated below, which said attorney and agent may deem necessary or advisable to enable said Fund to comply with the Securities Act of 1933, as amended, the Investment Company Act of 1940 and any rules, regulations and requirements of the Securities and Exchange Commission, in connection with this Registration Statement, including specifically, but not without limitation, the power and authority to sign for us or any of us in our names in the capacities indicated below, any and all amendments (including post-effective amendment) hereto; and we do hereby ratify and confirm that said attorney and agent shall do or cause to be done by virtue hereof.

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on February 27, 1997 by the following persons in the capacities indicated:

(1)  Principal Executive Officers:


     /s/ Richard S. Huson                         President
     ------------------------------------
     Richard S. Huson

(2)  Principal Accounting and
     Financial Officer


                     *                            Treasurer
     -----------------------------------
     Cheryl A. Burgermeister


(3)  Directors:


                     *                            Director
     -----------------------------------
     Richard P. Wollenberg



                     *                            Director
     -----------------------------------
     Bob L. Smith


                     *                            Director
     -----------------------------------
     Gary L. Capps


                     *                            Director
     -----------------------------------
     Louis Scherzer


                     *                            Director
     -----------------------------------
     William Wendell Wyatt


     /s/ Richard S. Huson                         Director
     -----------------------------------
     Richard S. Huson


                     *                            Director
     -----------------------------------
     James E. Crabbe


                     *                            Director
     -----------------------------------
     Craig P. Stuvland

* By /s/ Richard S. Huson
     -----------------------------------
     Richard S. Huson
     Attorney in Fact for the directors
     and officers identified above by an
     asterisk.